Interim Condensed Consolidated Statements of Changes in Shareholders' Equity - EUR (€) € in Thousands	Issued capital	Capital reserve	Treasury Shares	Accumulated deficit	Currency translation reserve	Total
Balance at the beginning at Dec. 31, 2022	€ 23,400	€ 1,817,287	€ (1,481)	€ (1,305,814)	€ (139)	€ 533,253
Net loss				(57,419)		(57,419)
Other comprehensive income (loss)					19	19
Total comprehensive income (loss)				(57,419)	19	(57,400)
Share-based payment expense		1,578				1,578
Issuance of share capital (net of transaction costs)	3,453	232,387				235,840
Settlement of share-based payment awards	9	(1,017)	1,137			129
Balance at the end at Mar. 31, 2023	26,862	2,050,235	€ (344)	(1,363,234)	(120)	713,399
Balance at the beginning at Dec. 31, 2023	26,879	2,056,110		(1,565,981)	(67)	516,941
Net loss				(70,553)		(70,553)
Other comprehensive income (loss)					(56)	(56)
Total comprehensive income (loss)				(70,553)	(56)	(70,609)
Share-based payment expense		487				487
Settlement of share-based payment awards	38	56				95
Balance at the end at Mar. 31, 2024	€ 26,917	€ 2,056,654		€ (1,636,534)	€ (123)	€ 446,913